Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2022
Disclosure of Accounting Judgements and Estimates Text Block [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

NOTE 3 - CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS:

Estimates and judgments are constantly reviewed, and are based on past experience and other factors, including expectations regarding future events, which are considered reasonable in light of existing circumstances.

The Company formulates estimates and assumptions regarding the future. By their very nature, it is rare for the resulting accounting estimates to be identical to the actual reference results. The estimates and assumptions, for which there is a significant risk of making material adjustments to the book values of assets and liabilities during the next fiscal year, are detailed below.

A.	Royalty obligations

The total grants received by the Company from Israeli government authorities, Bird Foundation and NYPA (see Note 12B), for which there may be an obligation to pay royalties, amounted to USD 4.4 million. As stated in Note 2G, the Company’s management must examine whether there is reasonable assurance that the grants received will not be refunded.

The financial statements include liabilities in respect of government grants received (as above), and for the credit received from EIB, as estimated by management, in relation to the Company’s expected revenues. The total royalty liabilities in respect of the grants received, based on the discounted estimated royalties, amount as of December 31, 2022 and 2021 to approximately USD 2.4 million and USD 2.3 million, respectively. The discount rate applied to new liabilities recognized in 2022 and 2021 is 15.52%, and 12.5%, respectively.

B.	Development costs

Development costs are recorded in accordance with the accounting policies detailed in Note 2E. The Company’s management has examined the conditions for capitalization of such costs specified in Note 2E as aforesaid and in its opinion, as of December 31, 2022 and 2021, and as of the date of preparation of these financial statements, the conditions have not been met. Therefore, as of December 31, 2022 and 2021, the Company has not yet capitalized such amounts and research and development expenses were charged to the statement of comprehensive loss.